Principal Accounting Policies - Summary of Contract Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Contract With Customer Asset And Liability [Line Items]
Contract balances—current	¥ 571,185	$ 78,252	¥ 548,917
Total contract balances	583,599		571,867
Freight listings service [Member]
Contract With Customer Asset And Liability [Line Items]
Contract balances—current	462,036		495,692
Contract balances—non current	12,414		22,950
Transaction service [Member]
Contract With Customer Asset And Liability [Line Items]
Contract balances—current	78,709		27,718
Others [Member]
Contract With Customer Asset And Liability [Line Items]
Contract balances—current	¥ 30,440		¥ 25,507